The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company
1.	The Company

Sachem Capital Partners, LLC (“SCP”) is a Connecticut limited liability company located in Branford, Connecticut, which commenced operations on December 8, 2010, originally with the intent to exist in perpetuity. On February 8, 2017, SCP completed an exchange transaction (the “Exchange”) pursuant to which it transferred all its assets to Sachem Capital Corp. (the “Company”), a New York corporation, in exchange for 6,283,237 common shares, par value $0.001 per share, of the Company. In addition, the Company. assumed all SCP’s liabilities. Prior to the consummation of the Exchange, the Company was not engaged in any business or investment activities, and had only nominal assets and no liabilities.  On February 9, 2017, the Company’s registration statement on Form 11 was declared effective by the U.S. Securities and Exchange Commission.  Pursuant to such registration, the Company issued and sold 2,600,000 common shares at a price of $5.00 per share, or $13 million of gross proceeds (the “IPO”).  The net proceeds, after payment of underwriting discounts and commissions and transaction fees, were approximately $11.1 million.  The IPO was consummated on February 15, 2017.

The Company specializes in originating, underwriting, funding, servicing and managing a portfolio of first mortgage loans. The Company offers short term (i.e. three years or less) secured, non-banking loans (sometimes referred to as “hard money” loans) to real estate investors to fund their acquisition, renovation, development, rehabilitation or improvement of properties located primarily in Connecticut. The properties securing the Company’s loans are generally classified as residential or commercial real estate and, typically, are held for resale or investment. Each loan is secured by a first mortgage lien on real estate and may also be secured with additional real estate collateral. Each loan is also personally guaranteed by the principal(s) of the borrower, which guaranty may be collaterally secured by a pledge of the guarantor’s interest in the borrower. The Company does not lend to owner occupants. The Company’s primary underwriting criteria is a conservative loan to value ratio. In addition, the Company may make opportunistic real estate purchases apart from its lending activities. Prior to the Exchange, SCP was managed by JJV, LLC (the “Manager”), a Connecticut limited liability company and related party.

The accompanying statements of operations, changes in shareholders’/members’ equity and cash flows for the three months ended March 31, 2016 and the three months ended March 31, 2017, until the consummation of the Exchange, are those of SCP.

1.	The Company

Sachem Capital Partners, LLC (the “Company”) is a Connecticut limited liability company located in Branford, Connecticut, which commenced operations on December 8, 2010, originally with the intent to exist in perpetuity. On February 8, 2017, the Company completed an exchange transaction (the “Exchange”) pursuant to which it transferred all its assets to Sachem Capital Corp., a New York corporation, in exchange for 6,283,237 common shares, par value $0.001 per share, of Sachem Capital Corp. In addition, Sachem Capital Corp. assumed all the Company’s liabilities. (See Note 11 below for additional details.)

The Company specializes in originating, underwriting, funding, servicing and managing a portfolio of first mortgage loans. The Company offers short term (i.e. three years or less) secured, non-banking loans (sometimes referred to as “hard money” loans) to real estate investors to fund their acquisition, renovation, development, rehabilitation or improvement of properties located primarily in Connecticut. The properties securing the Company’s loans are generally classified as residential or commercial real estate and, typically, are held for resale or investment. Each loan is secured by a first mortgage lien on real estate and may also be secured with additional real estate collateral. Each loan is also personally guaranteed by the principal(s) of the borrower, which guaranty may be collaterally secured by a pledge of the guarantor’s interest in the borrower. The Company does not lend to owner occupants. The Company’s primary underwriting criteria is a conservative loan to value ratio. In addition, the Company may make opportunistic real estate purchases apart from its lending activities. Prior to the Exchange, the Company was managed by JJV, LLC (the “Manager”), a Connecticut limited liability company and related party.